Proposal for the distribution of earnings	12 Months Ended
Dec. 31, 2017
Proposal for the distribution of earnings
Proposal for the distribution of earnings

31.   Proposal for the distribution of earnings

        It is proposed that the earnings of Fresenius Medical Care AG & Co. KGaA for the fiscal year 2017 will be distributed as follows:

Proposal for the distribution of earnings
in € THOUS, except for share data

Payment of a dividend of €1.06 per share on share capital of €306,451 entitled to receive dividends	324,838
Balance to be carried forward	4,629,569

4,954,407